TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net Operating losses and other temporary differences	$ 31,271	$ 28,941
Lease provision	1,622	1,466
Other	199	190
Deferred tax assets	33,092	30,597
Deferred tax liabilities:
Land	(5,734)	(5,437)
Building	(10,373)	(10,020)
Other	(3,553)	(3,331)
Distributable proceeds	(809)
Deferred tax liabilities	(20,469)	(18,788)
Valuation allowance	(27,718)	(25,610)
Deferred tax liabilities, net	$ (15,095)	$ (13,801)